Fair value measurements - Geographic allocations of trading assets related to government, agency and municipal securities (Detail) - Government, agency and municipal securities [Member] - JPY (¥)
¥ in Billions
		Sep. 30, 2019	Mar. 31, 2019
Fair value, concentration of credit risk [Line items]
Trading assets	[1]	¥ 8,591	¥ 6,401
Japan [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,209	2,202
U.S. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		3,370	1,723
EU [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,418	1,897
Other [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		¥ 594	¥ 579

[1]	Other than above, there were \318 billion and \330 billion of government, agency and municipal securities reported within Other assets-Non-trading debt securities in the consolidated balance sheets as of March 31, 2019 and September 30 2019, respectively. These securities are primarily Japanese government, agency and municipal securities.